Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net (Impairment) Reversal of Impairment (CGUs Pemex Exploration and Production) (Detail) - Pemex Exploration and Production - MXN ($)
$ in Thousands
	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ (59,536,095)	$ 21,547,474
Chuc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(19,216,570)	0
Crudo Ligero Marino
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(7,863,676)	0
Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(6,634,837)	0
Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(6,448,126)	(7,928,033)
Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(5,995,860)	9,124,073
Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(5,224,009)	723,354
Ixtal - Manik
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(4,837,174)	0
Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(2,851,694)	11,363,472
Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(1,139,810)	6,252,924
Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(751,664)	0
Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(742,705)	1,603,470
Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(528,440)	0
Misión (CEE)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(28,177)	234,658
Santuario El Golpe
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(112,355)	0
Cuenca de Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(70,075)	225,477
Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	2,905,272	(84,404)
Cárdenas Mora
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	3,805	0
Ébano (CEE)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 0	$ 32,483